Basis of Presentation and Summary of Significant Accounting Policies - Summary of Fair Value Measurement at Reporting Date (Parentheticals) (Details)	Dec. 31, 2024	Dec. 31, 2023
Valuation Technique, Discounted Cash Flow [Member] | Share Based Payment Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability measurement input	0.108	0.108